Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2021 MXN ($)
Major components of tax expense (income) [abstract]
2025	$ 1,218
2026	5,516
2027	0
2028	509
2029	10
2030	0
2031 and thereafter	89
No expiration (Brazil)	14,787
Tax loss carryforwards	$ 22,129